Document and Entity Information	Aug. 12, 2026
Cover [Abstract]
Entity Registrant Name	UNIVERSAL TECHNICAL INSTITUTE INC
Amendment Flag	false
Entity Central Index Key	0001261654
Document Type	8-K
Document Period End Date	Aug. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-31923
Entity Tax Identification Number	86-0226984
Entity Address, Address Line One	4225 E. Windrose Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85032
City Area Code	(623)
Local Phone Number	445-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	UTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false